ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Reclassifications (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	$ 6,457	$ 6,773
Cost of goods sold	(4,966)	(5,256)
Other, net	(168)	(251)
Interest expense	(183)	(200)
Income taxes	(90)	(63)
Net income	264	202
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	93	9
Reclassification out of accumulated other comprehensive income | Unrealized Gain (Loss) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	5	0
Cost of goods sold	11	(12)
Other, net	11	(5)
Interest expense	1	1
Income taxes	(4)	0
Net income	24	(16)
Reclassification out of accumulated other comprehensive income | Change in Retirement Plans’ Funded Status
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	17	21
Amortization of prior service cost	(30)	(1)
Reclassification out of accumulated other comprehensive income | Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	82	5
Net income	$ 69	$ 25